Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
Securities	$ 81	$ 48	$ 136
Employee Benefits	1,556	1,421	653
Derivatives & Hedges	$ 56	$ 128	$ 95